ORDINARY SHARES (Details) $ in Thousands		12 Months Ended
	Sep. 04, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 29, 2023 USD ($)
Reverse stock split ratio	0.0833
Number of shares surrendered | shares	114,233,006
Value of shares surrendered | $	$ 0
Repurchase of ordinary shares | $		$ 1,237	$ 2,296
Ordinary Shares
Repurchase of outstanding shares (in share) | shares		2,849,814	3,571,460
Issuance of ordinary shares from treasury shares (in shares) | shares			74,656
Treasury Shares
Repurchase of ordinary shares | $		$ 1,237	$ 2,296
Service charges | $			$ 190
ADS
Authorized stock repurchase | $				$ 10,000
Repurchase of outstanding shares (in share) | shares		237,485	297,622
Issuance of ordinary shares (in shares) | shares			6,221
Ordinary Shares
Repurchase of outstanding shares (in share) | shares		2,849,814	3,571,460
Repurchase of ordinary shares | $		$ 1,237	$ 2,296